Leases, Lessee	12 Months Ended
Dec. 31, 2020
19. Leases
Leases, Lessee

19. LEASES

Lessee

The Company has operating leases for buildings, land, telecommunication services, and rail cars. Emera’s leases have remaining lease terms of 1 year to 65 years, some of which include options to extend the leases for up to 65 years. These options are included as part of the lease term when it is considered reasonably certain that they will be exercised.

As at		December 31	December 31
millions of Canadian dollars	Classification	2020	2019
Right-of-use asset	Other long-term assets	$61	$64
Lease liabilities
Current	Other current liabilities	3	5
Long-term	Other long-term liabilities	60	61
Total lease liabilities		$63	$66

The Company has recorded lease expense of $160 million for the year ended December 31, 2020 (2019 – $172 million), of which $149 million (2019 – $156 million) relates to variable costs for power generation facility finance leases, recorded in “Regulated fuel for generation and purchased power” in the Consolidated Statements of Income.

Future minimum lease payments under non-cancellable operating leases for each of the next five years and in aggregate thereafter are as follows:

millions of Canadian dollars	2021	2022	2023	2024	2025	Thereafter	Total
Minimum lease payments	$6	$6	$6	$5	$4	$112	$139
Less imputed interest	-	-	-	-	-	-	(76)
Total	$6	$6	$6	$5	$4	$112	$63

Additional information related to Emera's leases is as follows:
	Year ended December
For the	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases (millions of Canadian dollars)	$7	$7
Right-of-use assets obtained in exchange for lease obligations:
Operating leases (millions of Canadian dollars)	$7	$16
Weighted average remaining lease term (years)	43	39
Weighted average discount rate- operating leases	3.96%	4.07%

Lessor

The Company’s net investment in direct finance and sales-type leases primarily relates to Brunswick Pipeline, compressed natural gas (“CNG”) stations and heat pumps.

Direct finance and sales-type lease unearned income is recognized in income over the life of the lease using a constant rate of interest equal to the internal rate of return on the lease and is recorded as “Operating revenues – regulated gas” and “Other income (expense), net” on the Consolidated Statements of Income.

The Company manages its risk associated with the residual value of the Brunswick Pipeline lease through proper routine maintenance of the asset.

Customers have the option to purchase CNG station assets at any time after 2021 by paying a make-whole payment at the date of the purchase based on a targeted internal rate of return or may take possession of the CNG station asset at the end of the lease term for no cost. Customers have the option to purchase heat pumps at the end of the lease term for a nominal fee.

Net investment in direct finance and sales-type leases consist of the following:

As at	December 31	December 31
millions of Canadian dollars	2020	2019
Total minimum lease payment to be received	1,018	$1,066
Less: amounts representing estimated executory costs	(179)	(189)
Minimum lease payments receivable	839	$877
Estimated residual value of leased property (unguaranteed)	183	183
Less: unearned finance lease income	(487)	(532)
Net investment in direct finance and sales-type leases	535	$528
Principal due within one year (included in "Receivables and other current assets")	18	17
Net investment in sales-type leases - long-term (included in "Other long-term assets")	42	38
Net Investment in direct finance leases - long-term	475	$473

As at December 31, 2020, future minimum lease payments to be received for each of the next five years and in aggregate thereafter are as follows:

millions of Canadian dollars	2021	2022	2023	2024	2025	Thereafter	Total
Minimum lease payments to be received	$78	$77	$76	$77	$79	$631	$1,018
Less: executory costs							(179)
Minimum lease payments receivable	$78	$77	$76	$77	$79	$631	$839